Equity (Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Before-tax amount
Net change for the year	¥ (27,139)	¥ 14,988	¥ 315,285
Tax (expense) or benefit
Net change for the year	4,858	(14,852)	(96,471)
Net-of-tax amount
Amount arising during the year	(21,578)	14,870	220,396
Reclassification adjustments for gains and losses realized in net income	(703)	(14,734)	(1,582)
Net change for the year	(22,281)	136	218,814
Net Unrealized Gains on Securities
Before-tax amount
Amount arising during the year	(24,807)	92,042	272,884
Reclassification adjustments for gains and losses realized in net income	(114)	(20,572)	(510)
Net change for the year	(24,921)	71,470	272,374
Tax (expense) or benefit
Amount arising during the year	7,346	(28,703)	(98,336)
Reclassification adjustments for gains and losses realized in net income	36	6,582	20
Net change for the year	7,382	(22,121)	(98,316)
Net-of-tax amount
Amount arising during the year	(17,461)	63,339	174,548
Reclassification adjustments for gains and losses realized in net income	(78)	(13,990)	(490)
Net change for the year	(17,539)	49,349	174,058
Net Unrealized Losses on Derivative Financial Instruments
Before-tax amount
Amount arising during the year	(143)	(250)	(469)
Reclassification adjustments for gains and losses realized in net income	198	85	304
Net change for the year	55	(165)	(165)
Tax (expense) or benefit
Amount arising during the year	34	76	116
Reclassification adjustments for gains and losses realized in net income	(50)	(27)	(63)
Net change for the year	(16)	49	53
Net-of-tax amount
Amount arising during the year	(109)	(174)	(353)
Reclassification adjustments for gains and losses realized in net income	148	58	241
Net change for the year	39	(116)	(112)
Pension Adjustments
Before-tax amount
Amount arising during the year	10,677	(19,854)	(6,885)
Reclassification adjustments for gains and losses realized in net income	(896)	(1,543)	(2,190)
Net change for the year	9,781	(21,397)	(9,075)
Tax (expense) or benefit
Amount arising during the year	(2,843)	6,466	907
Reclassification adjustments for gains and losses realized in net income	335	754	885
Net change for the year	(2,508)	7,220	1,792
Net-of-tax amount
Amount arising during the year	7,834	(13,388)	(5,978)
Reclassification adjustments for gains and losses realized in net income	(561)	(789)	(1,305)
Net change for the year	7,273	(14,177)	(7,283)
Foreign Currency Translation Adjustments
Before-tax amount
Amount arising during the year	(11,842)	(34,907)	52,179
Reclassification adjustments for gains and losses realized in net income	(212)	(13)	(28)
Net change for the year	(12,054)	(34,920)	52,151
Net-of-tax amount
Amount arising during the year	(11,842)	(34,907)	52,179
Reclassification adjustments for gains and losses realized in net income	(212)	(13)	(28)
Net change for the year	¥ (12,054)	¥ (34,920)	¥ 52,151